COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 24,474
2018	23,738
2019	23,213
2020	16,167
2021	15,631
Over 2021	62,177
Total minimum lease payments	$ 165,400